Leases - Changes (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Balance at the beginning	₽ 1,357
Additions	263	₽ 851
Derecognition	(204)	(175)
Interest expense	116	95
Payments	(416)	(482)
Balance at the end	1,116	1,357
Short-term portion of lease liabilities	354	340
After application of IFRS 16
Lease liabilities
Balance at the beginning		1,068
Office buildings
Right-of-use assets
Balance at the beginning	1,352
Additions	263	891
Derecognition	(200)	(171)
Depreciation	(328)	(304)
Balance at the end	₽ 1,087	1,352
Office buildings | After application of IFRS 16
Right-of-use assets
Balance at the beginning		₽ 936